Changes in Non-Cash Operating Items (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operations
Accounts receivable	(213)	(313)
Prepaid expenses	(11)	135
Accrued liabilities	260	(230)
Changes in non-cash operating items, discontinued operations	36	(408)
Continuing Operations
Accounts receivable	(49,888)	(14,582)
Related party balances	(996)	1,476
Natural gas inventory	(6,330)	0
Supplies and consumable inventory	(525)	(3,621)
Income tax receivable	177	(423)
Prepaid expenses	(485)	(4,764)
Accounts payable	(29,292)	(7,553)
Accrued liabilities	37,023	31,335
Current income tax liability	1,399	131
Net regulatory assets and liabilities	1,098	(5,475)
Changes in non-cash operating items	(47,819)	(3,476)